CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) $ in Thousands	Ordinary Shares Ordinary shares Class A CNY (¥) shares	Ordinary Shares Ordinary shares Class B CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Accumulated Deficit CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Non-controlling Interests CNY (¥)	Ordinary shares Class A shares	Ordinary shares Class B shares	CNY (¥) shares	USD ($) shares
Balance at beginning at Dec. 31, 2022	¥ 31,000	¥ 25,000	¥ (40,859,000)	¥ 2,977,174,000	¥ (3,426,556,000)	¥ 75,586,000	¥ 5,895,000			¥ (408,704,000)
Balance at beginning (in shares) at Dec. 31, 2022 | shares	95,034,624	72,000,000
Balance at beginning, Treasury Shares (in shares) at Dec. 31, 2022 | shares			2,330,620
Changes in shareholders' equity (deficit)
Share-based compensation				226,690,000						226,690,000
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units	¥ 1,000			222,000						223,000
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units (in shares) | shares	2,011,970
Vest of restricted stock and stock option in Treasury Shares			¥ 34,972,000	(34,972,000)
Vest of restricted stock and stock option in Treasury Shares (in shares) | shares	1,997,620		(1,997,620)
Net loss					(336,604,000)		(17,165,000)			(353,433,000)
Net loss attributable to redeemable non-controlling interest					30,852,000					30,852,000
Adjustment attributable to redeemable non-controlling interest					(86,941,000)					(86,941,000)
Unrealized gains of available-for-sale securities						4,343,000				4,343,000
Reclassification of realized gains, net of tax						(4,166,000)				(4,166,000)
Foreign currency translation, net of tax						(3,249,000)				(3,249,000)
Balance at ending at Dec. 31, 2023	¥ 32,000	¥ 25,000	¥ (5,887,000)	3,169,114,000	(3,819,249,000)	72,514,000	(11,270,000)			(594,721,000)
Balance at ending (in shares) at Dec. 31, 2023 | shares	99,044,214	72,000,000
Balance at ending, Treasury Shares (in shares) at Dec. 31, 2023 | shares			333,000
Changes in shareholders' equity (deficit)
Share-based compensation				20,149,000						20,149,000
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units	¥ 1,000			13,000						14,000
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units (in shares) | shares	1,833,446
Capital repurchase from non-controlling interest holders (Note 11)				(16,456,000)			2,935,000			(13,521,000)
Capital contribution from non-controlling interest holders							1,225,000			1,225,000
Net loss					(12,378,000)		(8,398,000)			(20,776,000)
Net loss attributable to redeemable non-controlling interest					1,992,000					1,992,000
Adjustment attributable to redeemable non-controlling interest					(54,357,000)					(54,357,000)
Unrealized gains of available-for-sale securities						1,074,000				1,074,000
Reclassification of realized gains, net of tax						(1,217,000)				(1,217,000)
Foreign currency translation, net of tax						1,986,000				1,986,000
Balance at ending at Dec. 31, 2024	¥ 33,000	¥ 25,000	¥ (5,887,000)	3,172,820,000	(3,883,992,000)	74,357,000	(15,508,000)			(658,152,000)
Balance at ending (in shares) at Dec. 31, 2024 | shares	100,877,660	72,000,000						100,877,660	72,000,000
Balance at ending, Treasury Shares at Dec. 31, 2024										¥ 5,887,000
Balance at ending, Treasury Shares (in shares) at Dec. 31, 2024 | shares			333,000							333,000	333,000
Changes in shareholders' equity (deficit)
Share-based compensation				10,047,000						¥ 10,047,000
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units	¥ 1,000			744,000						745,000
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units (in shares) | shares	2,824,638
Capital repurchase from non-controlling interest holders (Note 11)				(2,268,000)			404,000			(1,864,000)
Disposition of a non-wholly owned subsidiary							(64,000)			(64,000)
Net loss					(18,421,000)		(4,094,000)			(22,515,000)	$ (3,219)
Net loss attributable to redeemable non-controlling interest					1,106,000					1,106,000
Adjustment attributable to redeemable non-controlling interest					(49,077,000)					(49,077,000)	(7,018)
Unrealized gains of available-for-sale securities						677,000				677,000	97
Reclassification of realized gains, net of tax						(646,000)				(646,000)	(92)
Foreign currency translation, net of tax						(1,753,000)				(1,753,000)	(251)
Balance at ending at Dec. 31, 2025	¥ 34,000	¥ 25,000	¥ (5,887,000)	¥ 3,181,343,000	¥ (3,950,384,000)	¥ 72,635,000	¥ (19,262,000)			(721,496,000)	(103,172)
Balance at ending (in shares) at Dec. 31, 2025 | shares	103,702,298	72,000,000						103,702,298	72,000,000
Balance at ending, Treasury Shares at Dec. 31, 2025										¥ 5,887,000	$ 842
Balance at ending, Treasury Shares (in shares) at Dec. 31, 2025 | shares			333,000							333,000	333,000